As filed with the Securities and Exchange Commission on February 28, 2003.

                                                           File No. 333-100748


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

   Pre-Effective Amendment No.                                    [ ]
                                ------

   Post-Effective Amendment No.    1                              [X]
                                ------


                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
                    -------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                           MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098


Title of the securities being registered: Shares of common stock with no par value per share, of Franklin Federal Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A
Part A is incorporated by reference to the electronic filing made on December 6, 2002 under Accession No. 0000357310-02-000030.


                                     PART B
Part A is incorporated by reference to the electronic filing made on December 6, 2002 under Accession No. 0000357310-02-000030.


                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Please see the By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except 4(a), 12(a) and 16(a):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a)   Articles of Incorporation dated January 5, 1981
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (b) Certificate of Amendment of Articles of Incorporation dated November 1, 1982
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (c) Certificate of Amendment of Articles of Incorporation dated June 20, 1983
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (d) Certificate of Amendment of Articles of Incorporation dated September 20, 1983
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (e) Certificate of Amendment of Articles of Incorporation dated April 11, 1995
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)   By-Laws
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (b)   Amendment to By-Laws dated November 17, 1987
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (c)   Amendment to By-Laws dated February 28, 1994
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) Agreement and Plan of Reorganization dated November 25, 2002 between the Registrant and Franklin Tax-Free Trust, on behalf of Franklin Texas Tax-Free Income Fund

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

             (a) Management Agreement between the Registrant and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2001

            (b) Forms of Dealer Agreement between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                  Filing: Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: December 23, 1998

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable.

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 20
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 21, 1997

            (b) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 20
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 21, 1997

            (c) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 21
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 23, 1998

            (d) Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 23
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: December 23, 1998

            (e) Amendment dated May 1, 2002, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2002

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (b) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.
                  dated May 1, 1994
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2001

            (c) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.
                  dated October 16, 1998
                  Filing: Post-Effective Amendment No. 23 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 22, 1999

            (d)   Multiple Class Plan dated November 20, 2001
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2002

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)   Opinion and Consent of Counsel dated June 19, 1998
                  Filing: Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 23, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: August 29, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            Not Applicable.

      (15)  All financial statements omitted pursuant to Item 14(a)(1);

            Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                  (a)   Power of Attorney dated November 12, 2002

      (17) Any additional exhibits which the Registrant may wish to file.

            Not Applicable.

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the []th day of February, 2003.

                              FRANKLIN FEDERAL TAX-FREE INCOME FUND
                                  (Registrant)

                              By: /s/David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


                                         Chief Executive Officer - Investment
RUPERT H. JOHNSON, JR.*                  Management and Director
----------------------                   Dated: February 28, 2003
Rupert H. Johnson, Jr.

JIMMY D. GAMBILL*                        Chief Executive Officer -
-----------------                        Finance and Administration
Jimmy D. Gambill                         Dated: February 28, 2003

KIMBERLEY H. MONASTERIO*                 Chief Financial Officer
------------------------                 Dated: February 28, 2003
Kimberley H. Monasterio

FRANK H. ABBOTT, III*                    Director
---------------------                    Dated: February 28, 2003
Frank H. Abbott, III

HARRIS J. ASHTON*                        Director
-----------------                        Dated: February 28, 2003
Harris J. Ashton

HARMON E. BURNS*                         Director
----------------                         Dated: February 28, 2003
Harmon E. Burns

ROBERT F. CARLSON*                       Director
------------------                       Dated: February 28, 2003
Robert F. Carlson

S. JOSEPH FORTUNATO*                     Director
--------------------                     Dated: February 28, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*                      Director
-------------------                      Dated: February 28, 2003
Charles B. Johnson

FRANK W.T. LAHAYE*                       Director
------------------                       Dated: February 28, 2003
Frank W.T. LaHaye

GORDON S. MACKLIN*                       Director
------------------                       Dated: February 28, 2003
Gordon S. Macklin


*By: /s/David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)






                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION                                       LOCATION
EX-99.(1)(a)       Articles of Incorporation dated January 5, 1981       *

EX-99.(1)(b)       Certificate of Amendment of Articles of               *
                   Incorporation dated November 1, 1982

EX-99.(1)(c)       Certificate of Amendment of Articles of               *
                   Incorporation dated June 30, 1983

EX-99.(1)(d)       Certificate of Amendment of Articles of               *
                   Incorporation dated September 20, 1983

EX-99.(1)(e)       Certificate of Amendment of Articles of               *
                   Incorporation dated April 11, 1995

EX-99.(2)(a)       By-Laws                                               *

EX-99.(2)(b)       Amendment to By-Laws dated November 17, 1987          *

EX-99.(2)(c)       Amendment to By-Laws dated February 28, 1994          *

EX-99.(4)(a)       Agreement and Plan of Reorganization dated         Attached
                   November 25, 2002 between the Registrant and
                   Franklin Tax-Free Trust, on behalf of Franklin
                   Texas Tax-Free Income Fund

EX-99.(6)(a)       Management Agreement between Registrant and           *
                   Franklin Advisers, Inc. dated May 1, 1994

EX-99.(7)(a)       Amended and Restated Distribution Agreement           *
                   between Registrant and Franklin/Templeton
                   Distributors, Inc. dated October 31, 2000

EX-99.(7)(b)       Forms of Dealer Agreements between                    *
                   Franklin/Templeton Distributors, Inc. and
                   Securities Dealers dated March 1, 1998

EX-99.(9)(a)       Master Custody Agreement between Registrant           *
                   and Bank of New York dated February 16, 1996

EX-99.(9)(b)       Terminal link Agreement between Registrant and        *
                   Bank of New York dated February 16, 1996

EX-99.(9)(c)       Amendment dated May 7, 1997 to the Master             *
                   Custody Agreement between Registrant and Bank of
                   New York dated February 16, 1996

EX-99.(9)(d)       Amendment dated February 27, 1998 to the              *
                   Master Custody Agreement between Registrant and
                   Bank of New York dated February 16, 1996

EX-99.(9)(e)       Amendment dated May 1, 2002, to Exhibit A of          *
                   the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(10)(a)      Distribution Plan pursuant to Rule 12b-1              *
                   between the Registrant and Franklin/Templeton
                   Distributors, Inc. dated May 1, 1994

EX-99.(10)(b)      Class C Distribution Plan pursuant to Rule            *
                   12b-1 between the Registrant and
                   Franklin/Templeton Distributors, Inc. dated
                   May 1, 1994

EX-99.(10)(c)      Class B Distribution Plan pursuant to Rule            *
                   12b-1 between the Registrant and
                   Franklin/Templeton Distributors, Inc. dated
                   October 16, 1998

EX-99.(10)(d)      Multiple Class Plan dated November 20, 2001           *

EX-99.(11)(a)      Opinion and Consent of Counsel dated June 19,         *
                   1998

EX-99.(11)(a)      Opinion and Consent of Counsel Supporting Tax     Attached
                   Matters and Consequences to Shareholders dated
                   February 20, 2003

EX-99.(13)(a)      Subcontract for Fund Administrative Services          *
                   dated January 1, 2001 between Franklin
                   Advisers, Inc. and Franklin Templeton
                   Services, LLC

EX-99.(16)(a)      Power of Attorney dated November 12, 2002         Attached